CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Class A common stock [Member] Common stock [Member]	Class B common stock Common stock [Member]	Additional Paid in Capital	Accumulated Deficit	Total
Balance at the end at Dec. 31, 2020	$ 0	$ 575	$ 0	$ (33,171,769)	$ (33,171,194)
Balance at the end (in shares) at Dec. 31, 2020	0	5,750,000
Balance at the beginning at Mar. 30, 2020	$ 0	$ 0	0	0	0
Balance at the beginning (in shares) at Mar. 30, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor		$ 575	24,425		25,000
Issuance of Class B ordinary shares to Sponsor (in shares)		5,750,000
Accretion for Class A ordinary shares to redemption amount			(24,425)	(23,983,412)	(24,007,837)
Net loss				(9,188,357)	(9,188,357)
Balance at the end at Dec. 31, 2020	$ 0	$ 575	0	(33,171,769)	(33,171,194)
Balance at the end (in shares) at Dec. 31, 2020	0	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(11,524,429)	(11,524,429)
Balance at the end at Mar. 31, 2021		$ 575		(44,696,198)	(44,695,623)
Balance at the end (in shares) at Mar. 31, 2021		5,750,000
Balance at the beginning at Dec. 31, 2020	$ 0	$ 575	0	(33,171,769)	(33,171,194)
Balance at the beginning (in shares) at Dec. 31, 2020	0	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					9,721,238
Balance at the end at Sep. 30, 2021		$ 575		(23,450,531)	(23,449,956)
Balance at the end (in shares) at Sep. 30, 2021		5,750,000
Balance at the beginning at Dec. 31, 2020	$ 0	$ 575	0	(33,171,769)	(33,171,194)
Balance at the beginning (in shares) at Dec. 31, 2020	0	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				5,846,503	5,846,503
Balance at the end at Dec. 31, 2021	$ 0	$ 575	0	(27,325,266)	(27,324,691)
Balance at the end (in shares) at Dec. 31, 2021	0	5,750,000
Balance at the beginning at Mar. 31, 2021		$ 575		(44,696,198)	(44,695,623)
Balance at the beginning (in shares) at Mar. 31, 2021		5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(1,042,594)	(1,042,594)
Balance at the end at Jun. 30, 2021		$ 575	0	(45,738,792)	(45,738,217)
Balance at the end (in shares) at Jun. 30, 2021		5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				22,288,261	22,288,261
Balance at the end at Sep. 30, 2021		$ 575		(23,450,531)	(23,449,956)
Balance at the end (in shares) at Sep. 30, 2021		5,750,000
Balance at the beginning at Dec. 31, 2021	$ 0	$ 575	0	(27,325,266)	(27,324,691)
Balance at the beginning (in shares) at Dec. 31, 2021	0	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion for Class A ordinary shares to redemption amount				(492,136)	(492,136)
Net loss				(1,058,490)	(1,058,490)
Balance at the end at Mar. 31, 2022		$ 575		(28,875,892)	(28,875,317)
Balance at the end (in shares) at Mar. 31, 2022		5,750,000
Balance at the beginning at Dec. 31, 2021	$ 0	$ 575	$ 0	(27,325,266)	(27,324,691)
Balance at the beginning (in shares) at Dec. 31, 2021	0	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					440,247
Balance at the end at Sep. 30, 2022		$ 575		(48,486,832)	(48,486,257)
Balance at the end (in shares) at Sep. 30, 2022		5,750,000
Balance at the beginning at Mar. 31, 2022		$ 575		(28,875,892)	(28,875,317)
Balance at the beginning (in shares) at Mar. 31, 2022		5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion for Class A ordinary shares to redemption amount				(1,009,587)	(1,009,587)
Net loss				10,135,295	10,135,295
Balance at the end at Jun. 30, 2022		$ 575		(19,750,184)	(19,749,609)
Balance at the end (in shares) at Jun. 30, 2022		5,750,000
Balance at the beginning at Mar. 31, 2022		$ 575		(28,875,892)	(28,875,317)
Balance at the beginning (in shares) at Mar. 31, 2022		5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion for Class A ordinary shares to redemption amount				(221,190)	(221,190)
Balance at the end at Sep. 30, 2022		$ 575		(48,486,832)	(48,486,257)
Balance at the end (in shares) at Sep. 30, 2022		5,750,000
Balance at the beginning at Jun. 30, 2022		$ 575		(19,750,184)	(19,749,609)
Balance at the beginning (in shares) at Jun. 30, 2022		5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(8,636,558)	(8,636,558)
Balance at the end at Sep. 30, 2022		$ 575		$ (48,486,832)	$ (48,486,257)
Balance at the end (in shares) at Sep. 30, 2022		5,750,000